Exhibit 99.2

Fictitious Loan Number	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions
101810	Investment	Purchase	N/A			2	2	1	1
101811	Investment	Purchase				1	1	1
101812	Investment	Refinance Cash-out - Other				1	1	1	1
101813	Investment	Purchase				2	2	1
101814	Investment	Refinance				1	1	1
101815	Investment	Purchase				2	2	1
101816	Investment	Refinance				2	2	1
101817	Investment	Refinance				2	2	1
101818	Investment	Refinance Rate/Term				1	1	1	1

Fictitious Loan Number	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline
101810	[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: XXXX Requirement: Borrower(s) are required to set up XXXX payments with XXXX servicer within 3 months of closing, and the account must be held at a US financial institution.  XXXX paperwork not located in file.
REVIEWER - CLEARED COMMENT (2019-07-18): Establishment of XXXX is performed by client per agreement with lender.

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Clarification needed on Haz Ins policy page 335 and 336.  Need to know if these two policies are in effect simultaneously for subject property as there are 2 separate policy numbers and different effective dates.  If not which one is in effect and need to ensure rent loss insurance coverage is sufficient.
REVIEWER - CLEARED COMMENT (2019-07-18): Client provided dec page for subject property, policy #XXXX and states that it is acceptable.

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Margin per guidelines is 6%.  Margin on Note is 1.250%
REVIEWER - CLEARED COMMENT (2019-07-18): Received corrected closing docs and intent to re-record.

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Loan changed from a 5/1 to a 3/1 ARM.  Mortgage does not reference a "Rental Rider" attXXXXment but one was located in file page 313 which PPP has been added to the loan based on this rider.  Typically number of years for PPP coincides with the length of the ARM, in this case a 3/1, however, the rider in file has a PPP term of 5 years.  Lender to confirm if PPP of 5 years is accurate.
REVIEWER - CLEARED COMMENT (2019-07-18): Lender attests that the loan does not have a PPP and document was included in error.

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Guaranty page 307 not signed by Guarantor/Borrower.  Appears to be signed by a witness?
	REVIEWER - CLEARED COMMENT (2019-07-18): Lender states that document was included in loan package in error. Title taken as an individual.	[2] Application / Processing - Missing Document: Missing all loan applications. REVIEWER - RE-OPEN COMMENT (2019-07-18): OK REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.		XX LTV. XXX representative FICO score > XXX guideline minimum - XXX points above guideline minimum
101811	[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Guidelines require that lease rental amounts are in line with market rents.  Appraisal report is missing market rent analysis and unable to verify if rental amount is in line with market rents.
REVIEWER - CLEARED COMMENT (2019-07-18): Leases reasonably in line with appraiser-provided market rents.

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Guidelines require verification of housing history as well as investment property mortgage history for 12 months.  Loan file does not contain any documentation of housing/mortgage history.
REVIEWER - CLEARED COMMENT (2019-07-18): Client elects to use XXXX in lieu of application for this data.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Client elects to use XXXX in lieu of application for this data.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - GENERAL COMMENT (2019-07-18): Lender states:  New Purchase - VOM is N/A

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Unable to determine citizenship. Need documentation to support a US Citizenship, Perm Res Alien, Non-Perm Resident Alien or Foreign National.  Please be advised that different/ particular requirements apply to eXXXX residency status.
REVIEWER - CLEARED COMMENT (2019-07-18): Client elects to use XXXX in lieu of application for this data.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Client elects to use XXXX in lieu of application for this data.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
SELLER - GENERAL COMMENT (2019-07-18): Document labeled "XXXX" has been uploaded to trailing docs folder.  AMC unable to locate this upload.
REVIEWER - GENERAL COMMENT (2019-07-18): Existence of SSN does not verify citizenship.  SSN was issued in XXXX.  Borrower DOB is XXXX.
REVIEWER - GENERAL COMMENT (2019-07-18): Lender states:  Citizenship verified via SSN used to pull background report and credit report.

[1] Application / Processing - Missing Document: Other not provided
EXCEPTION INFO: Missing OFAC search result for borrower.
	REVIEWER - CLEARED COMMENT (2019-07-18): OFAC pulled via integrated API. Acceptable per client.			807 FICO Score
101812	[1] Application / Processing - 1003 Error: Citizenship was not provided
REVIEWER - CLEARED COMMENT (2019-07-18): Client elects to use XXXX in lieu of application for this data.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Client elects to use XXXX in lieu of application for this data.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - GENERAL COMMENT (2019-07-18): Lender states:  Citizenship verified via SSN used to pull background report and credit report.

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Borrower is required to disclose prior 2 years residence and all properties owned.
REVIEWER - CLEARED COMMENT (2019-07-18): Client elects to use XXXX in lieu of application for this data.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Client elects to use XXXX in lieu of application for this data.
REVIEWER - CLEARED COMMENT (2019-07-18): Received.
SELLER - GENERAL COMMENT (2019-07-18): Please refer to document labeled "XXXX" in the trailing docs folder.  AMC unable to locate this upload.
REVIEWER - GENERAL COMMENT (2019-07-18): Credit report and background check list borrower current address as a PO Box.
	REVIEWER - GENERAL COMMENT (2019-07-18): Lender states: Per previous discussion with XXXX, REO is not required.			802 FICO score
101813	[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Rent Loss Insurance for the subject property must equal at least six months of local average monthly rents.  Note:  Haz policy does not have rent loss noted.  (Pgs 298/522)
REVIEWER - CLEARED COMMENT (2019-07-18): Rent loss coverage documented.	[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Occupancy discrepancy noted: Per the original 1003 (44) borrower submitted his application as Primary Residence. Final 1003 (40) reflects Investment, however declarations state property will be used for primary residence. Purchase Contract (553) states property will be a secondary residence. Additionally, Insurance is missing rent loss coverage as required and lease provided (431) is actually a "Contract to Lease" (and states "This is not a lease").
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Should be waived with comp factors.
REVIEWER - WAIVED COMMENT (2019-07-18): Borrower resides in XXXX and has other US rentals.  Acceptable per client.

[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Per guidelines - Credit History: Non-mortgage history may not exceed 1X60 over prior 12 months. Borrower has 1x90 on XXXrevolving account reporting XXX. LOE (434).
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Should be waived with comp factors.
REVIEWER - WAIVED COMMENT (2019-07-18): 1x90 outside of 12 months acceptable per client.

[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Loan does not contain the prepayment (3,2,1) for 3/1 ARMS as required per guidelines.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Should be waived with comp factors.
REVIEWER - WAIVED COMMENT (2019-07-18): Client indicates that seller bought down prepay to zero months.

[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: LTV greater than allowed per guidelines. Per matrices - Non-Permanent Resident Aliens: Max LTV of XX%. An additional 5% reduction in LTV required due to being un-leased. Loan submitted at XXX, greater than XX% allowed.  Document in file is a "Contract to Lease" but not an active lease.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Should be waived with comp factors.
REVIEWER - WAIVED COMMENT (2019-07-18): Borrower resides in XXXX.  Acceptable per client.

[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: 1003's in file (pgs 40/531/44) state borrower is a US citizen.  However, borrowers passport & XXXX confirm Non-Permanent Resident Alien. Per guidelines: Visa must have a minimum of one year remaining. Current Visa expires XX/XX/XXXX.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Should be waived with comp factors.
		REVIEWER - WAIVED COMMENT (2019-07-18): Borrower resides in XXXX. Acceptable per client.		Reserves verified are 103 months. PITIA reserves above minimum by 6 months or greater
101814	[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Missing from the file is disclosure of the borrower's REO and 2 year residence history.  This is required per guidelines.
REVIEWER - CLEARED COMMENT (2019-07-18): Client elects to use XXXX report for this data.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Client elects to use XXXX report for this data.
	REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.			XX LTV.
101815	[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Per Guidelines: 3/1 ARM requires a prepayment penalty (3%, 2%, 1%) which was not evident on the Note or Security Instrument.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Needs to be waived with comp factors.
REVIEWER - WAIVED COMMENT (2019-07-18): Per client, borrower elected to buy out the prepay.

[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Foreign Nationals - Per Guidelines: Two (2)  Credit reference letters written in English required. File is missing required credit reference letters. Note: File contains a CPA letter (page 2) which appears provided to meet the credit report requirement (not credit reference).
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Needs to be waived with comp factors.
REVIEWER - WAIVED COMMENT (2019-07-18): Client willing to accept XX credit report in lieu of bank reference letters.

[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Evidence of rent loss insurance equal to at least six months of local average monthly rents was not provided.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.

[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Foreign Nationals - Per Guidelines: Two (2) bank reference letters written in English required. File contains one letter from XXXX(Pg 24).
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Needs to be waived with comp factors.
REVIEWER - WAIVED COMMENT (2019-07-18): Client willing to accept XX credit report in lieu of bank reference letters.

[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: XXXX not provided.  Guidelines require XXXX must be from an institution with a US branch system and set up within 3 months of closing.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - GENERAL COMMENT (2019-07-18): Lender provided e-mail correspondence with XXXX scenario desk regarding borrower's inability to open a bank account while still overseas.

[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Guidelines required the most recent two months bank statements for foreign nationals and must be translated in to English language and must be shown in US currency. Funds required for down payment and closing costs must be held in a US bank.

Deposits to escrow (4 total) in the amount of XXX were received from (Currencies Direct) intermediary. One statement provided (XXXX) does not appear to be the source account of transfers and is not converted to US currency as required per guidelines.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - GENERAL COMMENT (2019-07-18): Lender provided e-mail correspondence with XXXX scenario desk regarding borrower's inability to open a bank account while still overseas.

[2] Application / Processing - Missing Document: Background Check not provided
EXCEPTION INFO: Per Guidelines: All Loans must include a third party fraud detection report on the borrowing entity and the guarantor. If background check is not available, lender must provide evidence via an unsuccessful return. File is missing the required background check.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Needs to be waived with comp factors.
		REVIEWER - WAIVED COMMENT (2019-07-18): Lender unable to provide since borrower is a foreign national. Acceptable per client.		Borrower XXX FICO score. FICO score above minimum by 20 points or greater
101816	[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Missing from the file is disclosure of the borrower's REO and 2 year residence history.  This is required per guidelines.
REVIEWER - CLEARED COMMENT (2019-07-18): Client elects to use XXXX report for this data.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Client elects to use XXXX report for this data.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.	[2] Application / Processing - 1003 Error: Citizenship was not provided
EXCEPTION INFO: Residency status not provided. Appears borrower is a Foreign National. Per guidelines: Documentation of status required to determine if the individual meets eligible borrower guidelines.  Foreign National borrowers must provide evidence of valid passport or VISA allowing legal entry into the US.
		REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.		XX LTV.
101817	[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Provide verification of current housing history that reflects no more than 1x30 in the past 12 months.
REVIEWER - CLEARED COMMENT (2019-07-18): Credit report acceptable per client.

[1] Miscellaneous - Credit Exception:
EXCEPTION INFO: Borrower's prior 2 years residence was not provided as required per guidelines.
REVIEWER - CLEARED COMMENT (2019-07-18): Credit report acceptable per client.	[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Loan amount of XXX is less than XXX minimum per guidelines.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Should be waived with comp factors.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.

[2] Miscellaneous - Credit Exception:
EXCEPTION INFO: Cash out transaction.  LTV of XX exceeds guidelines maximum of XXX.
REVIEWER - RE-OPEN COMMENT (2019-07-18): Should be waived with comp factors.
REVIEWER - WAIVED COMMENT (2019-07-18): Client elects to waive.
		REVIEWER - GENERAL COMMENT (2019-07-18): Lender states TRUE: Loan amount: XXX		Borrower FICO score is XXX. FICO score above minimum by 20 points or greater Reserves of XX months verified. PITIA reserves above minimum by 6 months or greater
101818	[1] Application / Processing - 1003 Error: Citizenship was not provided
REVIEWER - CLEARED COMMENT (2019-07-18): XXXX file provided.

[1] Application / Processing - 1003 Error: Creditor Application Date was not provided
EXCEPTION INFO: Missing Application.
REVIEWER - CLEARED COMMENT (2019-07-18): XXXX file provided.

[1] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance policy coverage amount is missing from evidence of insurance.
EXCEPTION INFO: Missing amount of Rent Loss Insurance coverage.
REVIEWER - CLEARED COMMENT (2019-07-18): Policy language provided states that up to 12 months coverage is provided.  Acceptable.
REVIEWER - GENERAL COMMENT (2019-07-18): Additional image of dec page provided.  Rent loss coverage is present but no amount listed.  Says "Refer to policy".

[1] State Compliance - State Late Charge Percentage
	REVIEWER - CLEARED COMMENT (2019-07-18): NA for business purpose loan.			781 FICO score.